Investments - Narrative (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)	22.6
Market price per common share (CAD per share)	$ 21.70	$ 13.63	$ 10.09
Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)		6.4
Cash proceeds		$ 128
Cash proceeds per common share (CAD per share)		$ 20.00